SCHEDULE OF GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total	$ 1,278,509	$ 1,278,509
Accumulated amortization	(177,079)	(57,845)
Net	1,101,430	1,220,664
Stock Purchase Agreement [Member] | Lyell Environmental Services Inc [Member] | Goodwill [Member]
Finite-Lived Intangible Assets [Line Items]
Total	86,176	86,176
Customer Lists [Member] | Stock Purchase Agreement [Member] | Lyell Environmental Services Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Total	1,083,333	1,083,333
Customer Lists [Member] | Asset Purchase Agreement [Member] | Amwaste Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 109,000	$ 109,000